GOODWILL, INTANGIBLE AND TANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Intangible Assets [Abstract]
Schedule of Goodwill and Intangible Assets	Other intangible assets are summarized as follows:

	Concessions, patents and licenses	Customer relationships and trade marks	Other	Total
Cost
At December 31, 2016	676	1,100	56	1,832
Acquisitions	6	21	34	61
Disposals	(1)	—	—	(1)
Foreign exchange differences	83	97	9	189
Transfers and other movements[1]	20	(1)	(3)	16
Fully amortized intangible assets [2]	(18)	(3)	—	(21)
At December 31, 2017	766	1,214	96	2,076
Acquisitions	22	—	39	61
Acquisitions through business combinations (note 2.2.4)	2	—	317	319
Disposal	—	—	(5)	(5)
Foreign exchange differences	(61)	(83)	(4)	(148)
Transfers to assets held for sale (note 2.3)	(32)	—	—	(32)
Transfers and other movements [1]	64	1	—	65
Fully amortized intangible assets [2]	(16)	(4)	—	(20)
At December 31, 2018	745	1,128	443	2,316

Accumulated amortization and impairment losses
At December 31, 2016	424	980	25	1,429
Amortization charge	31	31	16	78
Foreign exchange differences	58	89	5	152
Transfers and other movements[1]	(4)	(1)	—	(5)
Fully amortized intangible assets [2]	(18)	(3)	—	(21)
At December 31, 2017	491	1,096	46	1,633
Amortization charge	47	22	42	111
Foreign exchange differences	(44)	(76)	(3)	(123)
Transfers to assets held for sale (note 2.3)	(27)	—	—	(27)
Transfers and other movements[1]	1	—	(1)	—
Fully amortized intangible assets [2]	(16)	(4)	—	(20)
At December 31, 2018	452	1,038	84	1,574

Carrying amount
At December 31, 2017	275	118	50	443
At December 31, 2018	293	90	359	742

1.	Transfers and other movements correspond mainly to transfer from assets under construction into patents and licenses in 2018 and 2017.

2.	Fully amortized assets correspond mainly to licenses in 2018 and 2017.

The carrying amounts of goodwill and intangible assets are summarized as follows:

	December 31,
	2018	2017
Goodwill on acquisitions	4,986	5,294
Concessions, patents and licenses	293	275
Customer relationships and trade marks	90	118
Other[1]	359	50
Total	5,728	5,737

1. Other includes 201 relating to CO2 emission rights and 76 favorable land lease contracts held by Ilva at acquisition date (please refer to note 2.2.4)
Schedule of Goodwill Acquired	Goodwill acquired in business combinations for each of the Company’s operating segments is as follows:

	December 31, 2016	Divestments and assets held for sale	Foreign exchange differences and other movements [1]	December 31, 2017
NAFTA	2,202	—	47	2,249
Brazil	1,668	—	(28)	1,640
Europe	529	—	53	582
ACIS	849	—	(26)	823
Total	5,248	—	46	5,294
1. The movements for Brazil includes 2 related to Sumaré acquisition (please refer to note 2.2.4)

	December 31, 2017	Divestments and assets held for sale [2]	Foreign exchange differences and other movements [1]	December 31, 2018
NAFTA	2,249	—	(51)	2,198
Brazil	1,640	(18)	(218)	1,404
Europe	582	(16)	(16)	550
ACIS	823	—	11	834
Total	5,294	(34)	(274)	4,986
1. The movements for Brazil includes 24 related to Votorontim Siderurgia acquisition (please refer to note 2.2.4)
2. See note 2.3.1 and 2.3.2
Schedule of Property, Plant and Equipment	Property, plant and equipment and biological assets are summarized as follows:

	Land, buildings and Improvements	Machinery, equipment and other [2]	Construction in progress	Mining Assets	Total
Cost
At December 31, 2016	11,108	43,317	3,257	3,751	61,433
Additions	90	357	2,441	50	2,938
Foreign exchange differences	1,629	5,560	154	—	7,343
Disposals	(97)	(853)	(7)	(1)	(958)
Divestments (note 2.3)	(7)	(40)	—	—	(47)
Transfers to assets held for sale (note 2.3)	(21)	(95)	—	—	(116)
Other movements [1]	143	1,928	(2,113)	75	33
At December 31, 2017	12,845	50,174	3,732	3,875	70,626
Additions	36	282	3,064	28	3,410
Acquisitions through business combinations (see note 2.2.4)	358	1,210	58	—	1,626
Foreign exchange differences	(888)	(4,006)	(220)	(100)	(5,214)
Disposals	(120)	(535)	(113)	(13)	(781)
Divestments (note 2.3)	(43)	(215)	(2)	—	(260)
Transfers to assets held for sale (note 2.3)	(1,434)	(4,532)	(143)	—	(6,109)
Other movements [1]	125	1,684	(2,013)	111	(93)
At December 31, 2018	10,879	44,062	4,363	3,901	63,205

Accumulated depreciation and impairment
At December 31, 2016	3,138	19,980	993	2,491	26,602
Depreciation charge for the year	329	2,249	—	112	2,690
Impairment (note 5.3)	10	196	—	—	206
Disposals	(61)	(820)	(1)	—	(882)
Foreign exchange differences	940	4,080	18	2	5,040
Divestments (note 2.3)	(4)	(39)	—	—	(43)
Transfers to assets held for sale (note 2.3)	(18)	(64)	—	—	(82)
Other movements [1]	22	118	(22)	6	124
At December 31, 2017	4,356	25,700	988	2,611	33,655
Depreciation charge for the year	356	2,212	—	120	2,688
Impairment (note 5.3)	21	930	9	—	960
Disposals	(110)	(494)	—	(13)	(617)
Foreign exchange differences	(484)	(2,715)	(7)	(81)	(3,287)
Divestments (note 2.3)	(31)	(181)	—	—	(212)
Transfers to assets held for sale (note 2.3)	(989)	(4,456)	(26)	—	(5,471)
Other movements [1]	(6)	(158)	17	(2)	(149)
At December 31, 2018	3,113	20,838	981	2,635	27,567

Carrying amount
At December 31, 2017	8,489	24,474	2,744	1,264	36,971
At December 31, 2018	7,766	23,224	3,382	1,266	35,638

	Land, buildings and Improvements	Machinery, equipment and other [2]	Construction in progress	Mining Assets	Total
Cost
At December 31, 2016	11,108	43,317	3,257	3,751	61,433
Additions	90	357	2,441	50	2,938
Foreign exchange differences	1,629	5,560	154	—	7,343
Disposals	(97)	(853)	(7)	(1)	(958)
Divestments (note 2.3)	(7)	(40)	—	—	(47)
Transfers to assets held for sale (note 2.3)	(21)	(95)	—	—	(116)
Other movements [1]	143	1,928	(2,113)	75	33
At December 31, 2017	12,845	50,174	3,732	3,875	70,626
Additions	36	282	3,064	28	3,410
Acquisitions through business combinations (see note 2.2.4)	358	1,210	58	—	1,626
Foreign exchange differences	(888)	(4,006)	(220)	(100)	(5,214)
Disposals	(120)	(535)	(113)	(13)	(781)
Divestments (note 2.3)	(43)	(215)	(2)	—	(260)
Transfers to assets held for sale (note 2.3)	(1,434)	(4,532)	(143)	—	(6,109)
Other movements [1]	125	1,684	(2,013)	111	(93)
At December 31, 2018	10,879	44,062	4,363	3,901	63,205

Accumulated depreciation and impairment
At December 31, 2016	3,138	19,980	993	2,491	26,602
Depreciation charge for the year	329	2,249	—	112	2,690
Impairment (note 5.3)	10	196	—	—	206
Disposals	(61)	(820)	(1)	—	(882)
Foreign exchange differences	940	4,080	18	2	5,040
Divestments (note 2.3)	(4)	(39)	—	—	(43)
Transfers to assets held for sale (note 2.3)	(18)	(64)	—	—	(82)
Other movements [1]	22	118	(22)	6	124
At December 31, 2017	4,356	25,700	988	2,611	33,655
Depreciation charge for the year	356	2,212	—	120	2,688
Impairment (note 5.3)	21	930	9	—	960
Disposals	(110)	(494)	—	(13)	(617)
Foreign exchange differences	(484)	(2,715)	(7)	(81)	(3,287)
Divestments (note 2.3)	(31)	(181)	—	—	(212)
Transfers to assets held for sale (note 2.3)	(989)	(4,456)	(26)	—	(5,471)
Other movements [1]	(6)	(158)	17	(2)	(149)
At December 31, 2018	3,113	20,838	981	2,635	27,567

Carrying amount
At December 31, 2017	8,489	24,474	2,744	1,264	36,971
At December 31, 2018	7,766	23,224	3,382	1,266	35,638
1. Other movements predominantly represent transfers from construction in progress to other categories and retirement of fully amortized assets.
2. Machinery, equipment and other includes biological assets of 49 and 36 as of December 31, 2018 and 2017, respectively, and bearer plants of 38 and 35 as of December 31, 2018 and 2017, respectively.Property, plant and equipment is recorded at cost less accumulated depreciation and impairment. Cost includes all related costs directly attributable to the acquisition or construction of the asset. Except for land and assets used in mining activities, property, plant and equipment is depreciated using the straight-line method over the useful lives of the related assets as presented in the table below.

Asset Category	Useful Life Range
Land	Not depreciated
Buildings	10 to 50 years
Property plant & equipment	15 to 50 years
Auxiliary facilities	15 to 45 years
Other facilities	5 to 20 years

Schedule of Future Minimum Lease Payments	The total future minimum lease payments related to finance leases for the year ended December 31, 2018 were as follows:

2019	121
2020 – 2023	392
2024 and beyond	86
Total minimum lease commitments	599
Less: future finance charges	176
Present value of minimum lease payments	423
The total future minimum lease payments related to finance leases for the year ended December 31, 2017 were as follows:

2018	144
2019 – 2022	440
2023 and beyond	160
Total minimum lease commitments	744
Less: future finance charges	256
Present value of minimum lease payments	488
The Company leases various facilities, land and equipment under non-cancellable lease arrangements. Future minimum lease payments required under operating leases that have initial or remaining non-cancellable terms as of December 31, 2018 and 2017 according to maturity periods are as follows:

	December 31,
	2018	2017
Less than 1 year	322	315
1-3 years	414	412
4-5 years	262	252
More than 5 years	871	332
Total	1,869	1,311

Schedule of Key Assumptions in Project Earnings	In 2017, the following changes in key assumptions in projected earnings in every year of initial five-year period and perpetuity, at the GCGU level, assuming unchanged values for the other assumptions, would have caused the recoverab le amount to equal respective carrying value as of the impairment test date (i.e.: October 31, 2017).

	2017
	ACIS	Brazil
Excess of recoverable amount over carrying amount	272	1,307
Increase in pre-tax discount rate (change in basis points)	72	140
Decrease in average selling price (change in %)	0.49	1.37
Decrease in shipments (change in %)	2.16	4.11

Schedule of Impairment of Assets	In connection with management’s annual test for impairment of goodwill as of October 31, 2016, property, plant and equipment was also tested for impairment at that date. The Company concluded that the value in use of property, plant and equipment in AMSA was lower than its carrying amount following a revised competitive outlook. Accordingly, the Company recognized a total impairment charge of 156 consisting mainly of the following:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2016 Pre-Tax Discount Rate	2015 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2016
Vanderbijlpark facility	South Africa	ACIS	125	14.97%	14.71%	330
Impairment charges recognized, were as follows:

	Year ended December 31,
Type of asset	2018	2017	2016
Goodwill	34	—	—
Tangible assets	960	206	205
Total	994	206	205
Management estimates discount rates using pre-tax rates that reflect current market rates for investments of similar risk. The rate for each GCGU was estimated from the weighted average cost of capital of producers, which operate a portfolio of assets similar to those of the Company’s assets.

	NAFTA	Brazil	Europe	ACIS
GCGU weighted average pre-tax discount rate used in 2018 (in %)	12.9	15.5	10.6	15.4
GCGU weighted average pre-tax discount rate used in 2017 (in %)	11.9	15.6	11.0	16.3
During the six months ended June 30, 2017, management performed a test for impairment relating to the Long Carbon cash-generating unit of ArcelorMittal South Africa as a result of a downward revision of cash flow projections. Accordingly, t he Company recognized an impairment charge of 46 consisting of the following:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2017 Pre-Tax Discount Rate	2016 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of June 30, 2017
Long Steel Products	South Africa	ACIS	46	17.12%	16.63%	325
In connection with management’s annual test for impairment of goodwill, property, plant and equipment was also tested for impairment at that date. As of December 31, 2017, the Company concluded that the value in use of property, plant and equipment in AMSA was lower than its carrying amount in the context of the appreciation of the rand against U.S. dollar and the uncertainties about demand outlook. Accordingly, the Company recognized a total impairment charge of 160 consisting mainly of the following:

Cash-Generating Unit	Country	Operating Segment	Impairment Recorded	2017 Pre-Tax Discount Rate	2016 Pre-Tax Discount Rate	Carrying amount of property, plant and equipment as of December 31, 2017
Vanderbijlpark facility	South Africa	ACIS	86	15.23%	14.97%	296
Long Steel Products	South Africa	ACIS	33	15.24%	15.22%	306